AXP(R)
                                                                 Extra Income
                                                                         Fund

                                                           2001 ANNUAL REPORT
                                                        (PROSPECTUS ENCLOSED)

American
 Express(R)
Funds

(icon of) clock

AXP Extra Income Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Bonds with Something Extra

Bonds aren't necessarily conservative securities strictly for people willing to settle for modest returns. High-yield corporate bonds, for example, are actually quite aggressive investments, offering high potential returns to investors willing to take more risk.

These are the bonds that AXP Extra Income Fund invests in. High-yield bonds are issued by a wide range of companies -- from well-established ones that might be experiencing financial difficulty to new, rapidly growing ones that have yet to build a credit history.

Importantly, the Fund spreads its investments among many bonds representing many types of businesses. This helps to spread the investment risk for shareholders.

Table of Contents

2001 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                      3
From the Portfolio Manager                             3
Fund Facts                                             5
The 10 Largest Holdings                                6
Making the Most of the Fund                            7
The Fund's Long-term Performance                       8
Board Members and Officers                            10
Independent Auditors' Report (Fund)                   12
Financial Statements (Fund)                           13
Notes to Financial Statements (Fund)                  16
Independent Auditors'
   Report (Portfolio)                                 21
Financial Statements (Portfolio)                      22
Notes to Financial
   Statements (Portfolio)                             24
Investments in Securities                             27
Federal Income Tax Information                        38

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2   AXP EXTRA INCOME FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

First, I want to thank you for being a shareholder in American Express funds. While we strongly believe in the virtues of investment, we also are very sensitive to the fluctuations of the financial markets. That is why we want to re-emphasize the importance of making certain that you frequently review your investments and regularly meet with your financial advisor. By doing so, you can take advantage of shifts in the markets to position your portfolio relative to expected market volatility and, possibly, achieve better overall performance.

Second, I strongly advise that you keep a focus on the long-term. Reviewing past performance is helpful, but it should not be viewed as a leading indicator of the future. One constant is the necessity to have a financial plan based on appropriate asset allocation. Make sure that the plan provides what you need and expect.

Our job, as a Board, is to monitor and confirm that the Fund complies with its investment objective and that its management style stays on target. We want the Fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Scott Schroepfer
Scott Schroepfer
Portfolio manager

From the Portfolio Manager

The high-yield sector of the bond market was under considerable pressure for most of the past 12 months, as a higher-than-normal level of defaults and concerns about a slowdown in economic growth took a toll on prices. However, substantial interest income made up for most of the price slump, leaving AXP Extra Income Fund's Class A shares with a total-return loss of just 0.94% (excluding the sales charge) for the fiscal year -- June 2000 through May 2001. (Total return includes distributions and change in net asset value.)

The first few months of the period were relatively uneventful, although high-yield bonds did experience some price erosion. By fall, however, investors were becoming increasingly worried that the economy might be heading toward a substantial slowdown in growth, which might make it increasingly difficult for some issuers of high-yield bonds to honor their interest and principal payments. With that cloud hanging over the market, the selling pressure on high-yield bonds

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3   ANNUAL REPORT -- 2001
intensified, driving down prices through the end of 2000. Most affected were bonds in the telecommunications sector. The selling pressure was exacerbated by substantial redemptions from high-yield-bond mutual funds.

NEW YEAR'S SURPRISE
The new year got off to a stunningly good start, thanks to a surprise interest-rate cut by the Federal Reserve that spurred high-yield bonds to a powerful month-long rally. Most of that gain was erased in March, though, as renewed concerns about the economy and, in particular, the viability of telecommunications companies, hurt the high-yield market. The period finished on an even note, as the market essentially treaded water during April and May.

To lessen the effect of the periodic price slumps on the Fund's net asset value, last summer I began emphasizing higher-quality bonds and increasing the level of cash reserves in the portfolio. In addition, I began paring back holdings in the telecommunications sector. The trade-off in that strategy was that the Fund's dividend, though still quite high on a historical basis, declined slightly.

The downturn that hit the high-yield market last fall was ultimately unsurprising given the increase in defaults the high-yield sector had been experiencing since mid-1999, a condition that was spawned by a huge issuance of high-yield bonds in 1997. (It normally takes two to three years for potential default problems to emerge.) The simple fact is that as the number of bonds issued increases, so does the number of potential defaults. As was true in this case, a big increase in the supply of new bonds usually is accompanied by weaker underwriting standards, which exacerbates the problem when the economy slows down.

Looking toward the new fiscal year, it appears that the level of defaults will peak in 2001. If that proves to be the case, it would signal that the worst for high-yield bonds probably is behind us. (Usually, the high-yield market begins to rally ahead of the default peak.) Equally important, the economy seems likely to strengthen in the months ahead, disproving the recession scenario that has plagued the high-yield sector.

I'm also encouraged that some relative stability returned to the high-yield market late in the past period. This indicates to me that the market has factored in all the past and potential bad news, and is now focusing on the possibility of a sustainable upturn in high-yield bond prices. In the meantime, I expect the Fund to continue to generate a high level of monthly income.

Scott Schroepfer

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4   AXP EXTRA INCOME FUND

Fund Facts

Class A-- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2001                                                      $3.07
May 31, 2000                                                      $3.48
Decrease                                                          $0.41

Distributions -- June 1, 2000 - May 31, 2001
From income                                                       $0.38
From long-term capital gains                                      $  --
Total distributions                                               $0.38
Total return**                                                   -0.94%

Class B-- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2001                                                      $3.07
May 31, 2000                                                      $3.48
Decrease                                                          $0.41

Distributions -- June 1, 2000 - May 31, 2001
From income                                                       $0.35
From long-term capital gains                                      $  --
Total distributions                                               $0.35
Total return**                                                   -1.69%

Class C -- June 26, 2000* - May 31, 2001
(All figures per share)

Net asset value (NAV)
May 31, 2001                                                      $3.05
June 26, 2000*                                                    $3.48
Decrease                                                          $0.43

Distributions -- June 26, 2000* - May 31, 2001
From income                                                       $0.32
From long-term capital gains                                      $  --
Total distributions                                               $0.32
Total return**                                                    -2.92%***

Class Y-- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2001                                                      $3.07
May 31, 2000                                                      $3.48
Decrease                                                          $0.41

Distributions -- June 1, 2000 - May 31, 2001
From income                                                       $0.38
From long-term capital gains                                      $  --
Total distributions                                               $0.38
Total return**                                                   -0.78%

  *  Inception date.
 ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
*** The total return for Class C is not annualized.

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5   ANNUAL REPORT -- 2001

The 10 Largest Holdings

                                              Percent              Value
                                          (of net assets)  (as of May 31, 2001)

CSC Holdings
11.13% Pay-in-kind Series M Preferred          1.61%            $43,843,423
Price Communications Wireless
9.13% 2006                                     1.41              38,323,999
Allied Waste North America
7.88% 2009                                     1.31              35,721,000
Paxson Communications
12.50% Cm Pay-in-kind
Exchangeable Preferred                         1.11              30,218,300
Outsourcing Solutions
11.00% 2006                                    1.10              29,916,000
Trump Atlantic City Assn/Funding
11.25% 2006                                    1.03              27,891,524
Wayland Investment Fund LLC                     .98              26,644,020
Sequa
9.00% 2009                                      .97              26,425,937
Park Place Entertainment
8.13% 2011                                      .96              26,053,125
Varde Fund V LP                                 .95              25,951,999

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here
make up 11.43% of net assets

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6   AXP EXTRA INCOME FUND

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.




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7   ANNUAL REPORT -- 2001

The Fund's Long-term Performance

Average Annual Total Returns (as of May 31, 2001)

                            1 year       5 years      10 years   Since inception
Class A                     -5.66%       +2.11%        +8.36%         N/A
Class B                     -5.22%       +2.20%          N/A         +5.26%*
Class C                       N/A          N/A           N/A         -4.08%**
Class Y                     -0.78%       +3.24%          N/A         +6.19%*

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 6/1/91 to 5/31/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $14,818. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Merrill Lynch High Yield Bond Index and the Lipper High Yield Funds Index. In comparing AXPExtra Income Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

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8   AXP EXTRA INCOME FUND

Merrill Lynch High Yield Bond Index, an unmanaged index, provides a broad-based measure of performance of non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.

Lipper High Yield Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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9   ANNUAL REPORT -- 2001

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 68 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age              Position held with        Principal occupations during       Other directorships
                                Registrant and length     past five years
                                of service
------------------------------- ------------------------- ---------------------------------- -----------------------------
H. Brewster Atwater, Jr.        Board member since 1996   Retired chair and chief            Merck & Co., Inc.
4900 IDS Tower  Minneapolis,                              executive officer, General         (pharmaceuticals)
MN 55402                                                  Mills, Inc.  (consumer foods)
Born in 1931
------------------------------- ------------------------- ---------------------------------- -----------------------------
Arne H. Carlson                 Chair of the Board        Chair, Board Services
901 S. Marquette Ave.           since 1999                Corporation (provides
Minneapolis, MN 55402                                     administrative  services to
Born in 1934                                              boards)
                                                          Former Governor of Minnesota
------------------------------- ------------------------- ---------------------------------- -----------------------------
Lynne V. Cheney  American       Board member since 1994   Distinguished Fellow, AEI          The Reader's Digest
Enterprise Institute  for                                                                    Association Inc.
Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
------------------------------- ------------------------- ---------------------------------- -----------------------------
Livio D. DeSimone               Board member since 2001   Retired chair of the board and     Cargill, Incorporated
30 Seventh Street  St. Paul,                              chief executive officer,           (commodity merchants and
MN 55101-4901                                             Minnesota Mining and               processors), Target
                                                          Manufacturing (3M)                 Corporation (department
                                                                                             stores), General Mills,
                                                                                             Inc. (consumer foods) and
                                                                                             Vulcan Materials Company
                                                                                             (construction
Born in 1936                                                                                 materials/chemicals)
------------------------------- ------------------------- ---------------------------------- -----------------------------
Ira D. Hall                     Board member since 2001   Treasurer, Texaco Inc. since
Texaco, Inc.                                              1998. Prior to that, director,
2000 Westchester Avenue                                   International Operations IBM
White Plains, NY 10650                                    Corp.
Born in 1944
------------------------------- ------------------------- ---------------------------------- -----------------------------

Heinz F. Hutter                 Board member  since 1994  Retired president and chief
P.O. Box 2187                                             operating officer, Cargill,
Minneapolis, MN 55402                                     Incorporated (commodity
Born in 1929                                              merchants and processors)
------------------------------- ------------------------- ---------------------------------- -----------------------------
Anne P. Jones                   Board member since 1985   Attorney and telecommunications    Motorola, Inc. (electronics)
5716 Bent Branch Rd.                                      consultant
Bethesda, MD 20816
Born in 1935
------------------------------- ------------------------- ---------------------------------- -----------------------------
William R. Pearce               Board member  since 1980  RII Weyerhaeuser World
2050 One Financial Plaza                                  Timberfund, L.P. (develops
Minneapolis, MN 55402                                     timber resources) - management
Born in 1927                                              committee; Former chair,
                                                          American Express Funds
------------------------------- ------------------------- ---------------------------------- -----------------------------


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10 AXP EXTRA INCOME FUND

Independent Board Members

Name, address, age           Position held    Principal occupations  during past       Other directorships
                             with             five years
                             Registrant and
                             length of
                             service
---------------------------- ---------------- ---------------------------------------- ----------------------------------------
Alan K. Simpson              Board member     Former three-term United States          Biogen, Inc. (bio-pharmaceuticals)
1201 Sunshine Ave. Cody,     since 1997       Senator for Wyoming
WY 82414
Born in 1931
---------------------------- ---------------- ---------------------------------------- ----------------------------------------
---------------------------- ---------------- ---------------------------------------- ----------------------------------------
C. Angus Wurtele Suite       Board member     Retired chair of the board and  chief    The Valspar Corporation (paints),
1700, Foshay Tower           since 1994       executive officer,  The Valspar          Bemis Corporation (packaging)
Minneapolis, MN 55402 Born                    Corporation
in 1934
---------------------------- ---------------- ---------------------------------------- ----------------------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

Name, address, age           Position held    Principal occupations  during past       Other directorships
                             with             five years
                             Registrant and
                             length of
                             service
---------------------------- ---------------- ---------------------------------------- ----------------------------------------
David R. Hubers              Board member     Retired chief executive officer and      Chronimed Inc. (specialty
50643 AXP Financial Center   since 1993       director and current chair of the        pharmaceutical distribution) RTW Inc.
Minneapolis, MN 55474                         board of AEFC                            (manages workers  compensation
Born in 1943                                                                           programs) Lawson Software, Inc.
                                                                                       (technology based business
                                                                                       applications)
---------------------------- ---------------- ---------------------------------------- ----------------------------------------
John R. Thomas               Board member     Senior vice president - information
50652 AXP Financial Center   since 1987,      and technology of AEFC
Minneapolis, MN 55474        president
Born in 1937                 since 1997
---------------------------- ---------------- ---------------------------------------- ----------------------------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, the Fund's other officers are:

Other Officers

Name, address, age           Position held    Principal occupations  during past       Other directorships
                             with             five years
                             Registrant and
                             length of
                             service
---------------------------- ---------------- ---------------------------------------- ----------------------------------------
John M. Knight               Treasurer        Vice president -  investment
50005 AXP Financial Center   since 1999       accounting of AEFC
Minneapolis, MN 55474 Born
in 1952
---------------------------- ---------------- ---------------------------------------- ----------------------------------------
Leslie L. Ogg                Vice             President of Board Services
901 S. Marquette Ave.        president,       Corporation
Minneapolis, MN 55402        general
Born in 1938                 counsel and
                             secretary
                             since 1978
---------------------------- ---------------- ---------------------------------------- ----------------------------------------
Frederick C. Quirsfeld       Vice president   Senior vice president -  fixed income
53609 AXP Financial Center   since 1998       and director of AEFC
Minneapolis, MN 55474
Born in 1947
---------------------------- ---------------- ---------------------------------------- ----------------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.



The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, the Fund's other officers are: Other Officers

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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11   ANNUAL REPORT -- 2001

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP EXTRA INCOME FUND, INC.

We have audited the accompanying statement of assets and liabilities of AXP Extra Income Fund, Inc. as of May 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended May 31, 2001, and the financial highlights for each of the years in the five-year period ended May 31, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Extra Income Fund, Inc. as of May 31, 2001, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
July 6, 2001

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12   AXP EXTRA INCOME FUND

Financial Statements

Statement of assets and liabilities
AXP Extra Income Fund, Inc.

May 31, 2001
Assets
Investment in High Yield Portfolio (Note 1)                      $2,718,557,036
Capital shares receivable                                               290,834
--------------------------------------------------------------------------------
Total assets                                                      2,718,847,870
--------------------------------------------------------------------------------

Liabilities
Dividends payable to shareholders                                     4,523,491
Accrued distribution fee                                                 35,415
Accrued service fee                                                           2
Accrued transfer agency fee                                               9,690
Accrued administrative services fee                                       3,391
Other accrued expenses                                                  117,816
--------------------------------------------------------------------------------
Total liabilities                                                     4,689,805
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock               $2,714,158,065
================================================================================

Represented by
Capital stock -- $.01 par value (Note 1)                         $    8,851,010
Additional paid-in capital                                        4,024,462,350
Excess of distributions over net investment income                     (873,010)
Accumulated net realized gain (loss) (Note 4)                      (725,067,604)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in
   foreign currencies                                              (593,214,681)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding capital stock                                     $2,714,158,065
================================================================================
Net assets applicable to
   outstanding shares:           Class A                         $1,898,150,056
                                 Class B                         $  807,342,103
                                 Class C                         $    8,042,805
                                 Class Y                         $      623,101
Net asset value per share of
   outstanding capital stock:    Class A shares    618,954,958   $         3.07
                                 Class B shares    263,309,724   $         3.07
                                 Class C shares      2,633,264   $         3.05
                                 Class Y shares        203,102   $         3.07
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

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13   ANNUAL REPORT -- 2001

Statement of operations

AXP Extra Income Fund, Inc.

Year ended May 31, 2001
Investment income Income:
Dividends                                                         $  38,662,288
Interest                                                            319,189,187
--------------------------------------------------------------------------------
Total income                                                        357,851,475
--------------------------------------------------------------------------------
Expenses (Note 2):
Expenses allocated from High Yield Portfolio                         16,845,169
Distribution fee
     Class A                                                          5,016,390
     Class B                                                          8,306,572
     Class C                                                             30,808
Transfer agency fee                                                   3,239,549
Incremental transfer agency fee
     Class A                                                            254,415
     Class B                                                            172,432
     Class C                                                                514
Service fee -- Class Y                                                      627
Administrative services fees and expenses                             1,334,902
Compensation of board members                                            11,286
Printing and postage                                                    484,654
Registration fees                                                       249,814
Audit fees                                                               12,000
Other                                                                    11,125
--------------------------------------------------------------------------------
Total expenses                                                       35,970,257
     Earnings credits on cash balances (Note 2)                        (215,983)
--------------------------------------------------------------------------------
Total net expenses                                                   35,754,274
--------------------------------------------------------------------------------
Investment income (loss) -- net                                     322,097,201
--------------------------------------------------------------------------------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions                                         (382,732,773)
     Foreign currency transactions                                       (2,276)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                            (382,735,049)
Net change in unrealized appreciation
     (depreciation) on investments and on
     translation of assets and liabilities in foreign currencies     15,026,448
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies              (367,708,601)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $ (45,611,400)
================================================================================

See accompanying notes to financial statements.

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14   AXP EXTRA INCOME FUND

Statements of changes in net assets

AXP Extra Income Fund, Inc.

Year ended May 31,                               2001                  2000
Operations and distributions
Investment income (loss) -- net              $  322,097,201      $  369,102,894
Net realized gain (loss) on investments        (382,735,049)       (153,128,652)
Net change in unrealized appreciation
     (depreciation) on investments
     and on translation of assets
     and liabilities in foreign currencies       15,026,448        (311,468,718)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
     resulting from operations                  (45,611,400)        (95,494,476)
--------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
     Class A                                   (232,680,925)       (267,394,597)
     Class B                                    (90,055,179)        (98,425,373)
     Class C                                       (344,397)                 --
     Class Y                                        (73,820)            (94,925)
--------------------------------------------------------------------------------
Total distributions                            (323,154,321)       (365,914,895)
--------------------------------------------------------------------------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Notes 2 and 6)               450,737,898         543,228,750
   Class B shares                               209,897,046         309,550,131
   Class C shares                                 9,206,823                  --
   Class Y shares                                   536,729             505,504
Reinvestment of distributions at net asset value
   Class A shares                               163,370,284         175,194,772
   Class B shares                                71,478,524          78,668,584
   Class C shares                                   250,707                  --
   Class Y shares                                    74,210              93,810
Payments for redemptions
   Class A shares                              (679,544,189)       (978,819,213)
   Class B shares (Note 2)                     (282,951,069)       (415,861,083)
   Class C shares (Note 2)                       (1,075,656)                 --
   Class Y shares                                  (529,063)         (1,109,891)
--------------------------------------------------------------------------------
Increase (decrease) in net assets from
   capital share transactions                   (58,547,756)       (288,548,636)
--------------------------------------------------------------------------------
Total increase (decrease) in net assets        (427,313,477)       (749,958,007)
Net assets at beginning of year               3,141,471,542       3,891,429,549
--------------------------------------------------------------------------------
Net assets at end of year                    $2,714,158,065      $3,141,471,542
================================================================================

Undistributed (excess of distributions
   over) net investment income               $     (873,010)     $      241,427
--------------------------------------------------------------------------------
See accompanying notes to financial statements.

-------------------------------------------------------------------------------
15   ANNUAL REPORT -- 2001

Notes to Financial Statements

AXP Extra Income Fund, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 573 shares of capital stock at $3.49 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in High Yield Portfolio
The Fund invests all of its assets in the High Yield Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of May 31, 2001 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the

-------------------------------------------------------------------------------
16   AXP EXTRA INCOME FUND
recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $58,276 and accumulated net realized loss has been decreased by $64,007 resulting in a net reclassification adjustment to decrease paid-in capital by $5,731.

Dividends to shareholders
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class C $20.00
o  Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $3,715,625 for Class A and $839,754 for Class B for the year ended May 31, 2001 and $2,108 for Class C for the period ended May 31, 2001.

During the year ended May 31, 2001, the Fund's transfer agency fees were reduced by $215,983 as a result of earnings credits from overnight cash balances.

-------------------------------------------------------------------------------
17   ANNUAL REPORT -- 2001

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                     Year ended May 31, 2001
                                          Class A        Class B     Class C*     Class Y
------------------------------------------------------------------------------------------
Sold                                   138,865,419     64,607,127   2,896,417     168,963
Issued for reinvested distributions     50,473,426     22,066,966      80,205      22,950
Redeemed                              (208,965,351)   (86,509,968)   (343,358)   (166,782)
------------------------------------------------------------------------------------------
Net increase (decrease)                (19,626,506)       164,125   2,633,264      25,131
------------------------------------------------------------------------------------------

 * Inception date was June 26, 2000.


                                                     Year ended May 31, 2000
                                         Class A         Class B     Class C      Class Y
Sold                                   143,200,689     81,718,196       N/A       134,219
Issued for reinvested distributions     46,607,413     20,948,743       N/A        24,813
Redeemed                              (259,529,027)  (110,417,887)      N/A      (293,799)
------------------------------------------------------------------------------------------
Net increase (decrease)                (69,720,925)    (7,750,948)      N/A      (134,767)
------------------------------------------------------------------------------------------

4. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $719,449,395 as of May 31, 2001, that if not offset by subsequent capital gains, will expire in 2003 through 2010. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended May 31, 2001.

6. FUND MERGER

As of the close of business on July 14, 2000, AXP Extra Income Fund, Inc. acquired the assets and assumed the identified liabilities of Strategist High Yield Fund.

The aggregate net assets of AXP Extra Income Fund, Inc. immediately before the acquisition were $3,092,275,794.

The merger was accomplished by a tax-free exchange of 471,445 shares of Strategist High Yield Fund valued at $1,623,708.

In exchange for the Strategist High Yield Fund shares and net assets, AXP Extra Income Fund, Inc. issued the following number of shares:

                                                      Shares     Net assets
--------------------------------------------------------------------------------
Class A                                               468,720    $1,623,708

Strategist High Yield Fund's net assets at that date consisted of capital stock of $2,077,880, accumulated net realized loss of $152,814 and unrealized depreciation of $301,358.

-------------------------------------------------------------------------------
18   AXP EXTRA INCOME FUND

7. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)
Fiscal period ended May 31,                 2001         2000        1999          1998           1997
Net asset value, beginning of period       $3.48        $3.97       $4.58         $4.39          $4.34
-------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                 .38          .39         .40           .40            .39
Net gains (losses) (both realized
   and unrealized)                          (.41)        (.49)       (.58)          .17            .06
-------------------------------------------------------------------------------------------------------
Total from investment operations            (.03)        (.10)       (.18)          .57            .45
-------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income        (.38)        (.39)       (.43)         (.38)          (.40)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period             $3.07        $3.48       $3.97         $4.58          $4.39

Ratios/supplemental data
Net assets, end of period (in millions)   $1,898       $2,224      $2,814        $3,112         $2,582
------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c)                      1.04%         .99%        .91%          .89%           .92%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets             11.54%       10.32%       9.86%         8.90%          9.01%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)             76%          44%         47%           81%            92%
-------------------------------------------------------------------------------------------------------
Total return(e)                             (.94%)      (2.78%)     (3.67%)       13.24%         10.92%
-------------------------------------------------------------------------------------------------------

Class B

Per share income and capital changes(a)
Fiscal period ended May 31,                 2001         2000        1999          1998           1997
Net asset value, beginning of period       $3.48        $3.97       $4.58         $4.39          $4.34
-------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                 .35          .36         .37           .37            .36
Net gains (losses) (both realized
   and unrealized)                          (.41)        (.49)       (.58)          .16            .06
-------------------------------------------------------------------------------------------------------
Total from investment operations            (.06)        (.13)       (.21)          .53            .42
-------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income        (.35)        (.36)       (.40)         (.34)          (.37)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period             $3.07        $3.48       $3.97         $4.58          $4.39
-------------------------------------------------------------------------------------------------------

Ratios/supplemental data
Net assets, end of period (in millions)     $807         $917      $1,076        $1,046           $613
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c)                      1.80%        1.75%       1.67%         1.65%          1.68%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets             10.79%        9.58%       9.11%         8.23%          8.18%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)          76%          44%         47%           81%            92%
-------------------------------------------------------------------------------------------------------
Total return(e)                            (1.69%)      (3.53%)      (4.39%)      12.42%         10.07%
-------------------------------------------------------------------------------------------------------

See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
19   ANNUAL REPORT -- 2001

Class C

Per share income and capital changes(a)
Fiscal period ended May 31,                              2001(b)
Net asset value, beginning of period                    $3.48
--------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                              .32
Net gains (losses) (both realized and unrealized)        (.43)
--------------------------------------------------------------------------------
Total from investment operations                         (.11)
--------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                     (.32)
--------------------------------------------------------------------------------
Net asset value, end of period                          $3.05
--------------------------------------------------------------------------------

Ratios/supplemental data
Net assets, end of period (in millions)                    $8
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         1.80%(d)
--------------------------------------------------------------------------------
Ratio of net investment income
   (loss) to average daily net assets                   11.10%(d)
--------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                       76%
--------------------------------------------------------------------------------
Total return(e)                                         (2.92%)
--------------------------------------------------------------------------------


Class Y

Per share income and capital changes(a)
Fiscal period ended May 31,                 2001         2000        1999          1998           1997
Net asset value, beginning of period       $3.48        $3.97       $4.58         $4.39          $4.34
-------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                 .38          .39         .41           .41            .40
Net gains (losses) (both realized
   and unrealized)                          (.41)        (.49)       (.59)          .16            .06
-------------------------------------------------------------------------------------------------------
Total from investment operations            (.03)        (.10)       (.18)          .57            .46
-------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income        (.38)        (.39)       (.43)         (.38)          (.41)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period             $3.07        $3.48       $3.97         $4.58          $4.39
-------------------------------------------------------------------------------------------------------

Ratios/supplemental data
Net assets, end of period (in millions)       $1           $1          $1            $2            $--
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c)                       .88%         .83%        .83%          .82%           .85%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income
   (loss) to average daily net assets      11.72%       10.34%       9.93%        10.07%          8.68%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)          76%          44%         47%           81%            92%
-------------------------------------------------------------------------------------------------------
Total return(e)                             (.78%)      (2.68%)     (3.58%)       13.42%         11.05%
-------------------------------------------------------------------------------------------------------

Notes to financial statements
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.

-------------------------------------------------------------------------------
20   AXP EXTRA INCOME FUND

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
INCOME TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of High Yield Portfolio (a series of Income Trust) as of May 31, 2001, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended May 31, 2001. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of High Yield Portfolio as of May 31, 2001, and the results of its operations and the changes in its net assets for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
July 6, 2001

-------------------------------------------------------------------------------
21   ANNUAL REPORT -- 2001

Financial Statements

Statement of assets and liabilities
High Yield Portfolio

May 31, 2001

Assets
Investments in securities, at value (Note 1)
  Investments in securities of unaffiliated
    issuers (identified cost $3,148,650,953)                     $2,597,006,848
  Investments in securities of affiliated
      issuers (identified cost $48,973,125)                           5,645,785
--------------------------------------------------------------------------------
Total investments in securities (identified
  cost $3,197,624,078)                                            2,602,652,633
Cash in bank on demand deposit                                          221,500
Accrued interest and dividends receivable                            88,806,338
Receivable for investment securities sold                            39,263,760
--------------------------------------------------------------------------------
Total assets                                                      2,730,944,231
--------------------------------------------------------------------------------

Liabilities
Payable for investment securities purchased                           9,885,278
Payable upon return of securities loaned (Note 4)                     2,259,100
Accrued investment management services fee                               42,363
Other accrued expenses                                                  101,626
--------------------------------------------------------------------------------
Total liabilities                                                    12,288,367
--------------------------------------------------------------------------------
Net assets                                                       $2,718,655,864
================================================================================

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
22   AXP EXTRA INCOME FUND

Statement of operations

High Yield Portfolio

Year ended May 31, 2001

Investment income

Income:
Dividends                                                         $  38,666,157
Interest                                                            319,213,011
--------------------------------------------------------------------------------
Total income                                                        357,879,168
--------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                   16,164,094
Compensation of board members                                            14,961
Custodian fees                                                          234,165
Audit fees                                                               36,000
Other                                                                   400,820
--------------------------------------------------------------------------------
Total expenses                                                       16,850,040
   Earnings credits on cash balances (Note 2)                            (3,214)
--------------------------------------------------------------------------------
Total net expenses                                                   16,846,826
--------------------------------------------------------------------------------
Investment income (loss) -- net                                     341,032,342
--------------------------------------------------------------------------------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                  (382,745,726)
   Foreign currency transactions                                         (2,273)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                            (382,747,999)
Net change in unrealized appreciation
   (depreciation) on investments
   and on translation of assets and liabilities
   in foreign currencies                                             15,016,851
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
   currencies                                                      (367,731,148)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                      $ (26,698,806)
================================================================================

Statements of changes in net assets

High Yield Portfolio

Year ended May 31,                              2001                   2000
Operations
Investment income (loss) -- net            $  341,032,342        $  392,069,684
Net realized gain (loss) on investments      (382,747,999)         (153,205,238)
Net change in unrealized appreciation
   (depreciation) on investments
   and on translation of assets and
   liabilities in foreign currencies           15,016,851          (311,617,708)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                  (26,698,806)          (72,753,262)
Net contributions (withdrawals)
   from partners                             (405,033,310)         (671,455,648)
--------------------------------------------------------------------------------
Total increase (decrease) in net assets      (431,732,116)         (744,208,910)
Net assets at beginning of year             3,150,387,980         3,894,596,890
--------------------------------------------------------------------------------
Net assets at end of year                  $2,718,655,864        $3,150,387,980
================================================================================
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23   ANNUAL REPORT -- 2001

Notes to Financial Statements

High Yield Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

-------------------------------------------------------------------------------
24   AXP EXTRA INCOME FUND

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of May 31, 2001, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of May 31, 2001 was $92,709,765 representing 3.41% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of premium and discount, is accrued daily.

-------------------------------------------------------------------------------
25   ANNUAL REPORT -- 2001

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended May 31, 2001, the Portfolio's custodian fees were reduced by $3,214 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,050,147,343 and $2,086,583,748, respectively, for the year ended May 31, 2001. For the same period, the portfolio turnover rate was 76%. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES
As of May 31, 2001, securities valued at $2,235,320 were on loan to brokers. For collateral, the Portfolio received $2,259,100 in cash. Income from securities lending amounted to $36,104 for the year ended May 31, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.

-------------------------------------------------------------------------------
26   AXP EXTRA INCOME FUND

Investments in Securities

High Yield Portfolio
May 31, 2001

(Percentages represent value of investments compared to net assets)

Bonds (81.3%)
Issuer                       Coupon         Principal          Value(a)
                               rate            amount

Government obligations & agencies (0.4%)
Republic of Panama
   (U.S. Dollar)
     02-08-11                 9.63%        $5,000,000(c)     $5,098,045
Republic of Venezuela
   (U.S. Dollar)
     12-18-07                 7.38          6,666,600(c,g)    5,620,778
Total                                                        10,718,823

Aerospace & defense (1.9%)
Alliant Techsystems
   Sr Sub Nts
     05-15-11                 8.50          4,275,000(d)      4,317,750
Compass Aerospace
   Company Guaranty Series B
     04-15-05                10.13         10,890,000(b)      2,409,413
   Company Guaranty Series D
     04-15-05                10.13          4,000,000(b)        885,000
Fairchild
   Company Guaranty
     04-15-09                10.75         21,400,000        17,120,000
Sequa
   Sr Nts
     08-01-09                 9.00         25,750,000        26,425,937
Total                                                        51,158,100

Automotive & related (2.6%)
Delco Remy Intl
   Company Guaranty
     05-01-09                11.00          8,125,000(d)      8,450,000
Exide
     04-29-05                 9.85          4,923,791(l)      4,603,744
French (JL) Auto Casting
   Company Guaranty Series B
     06-01-09                11.50         13,676,000         5,060,120
Hayes Lemmerz Intl
   Company Guaranty
     07-15-06                11.00          3,100,000         2,821,000
   Company Guaranty Series B
     07-15-07                 9.13          7,100,000         5,822,000
Lear
   Company Guaranty Series B
     05-15-09                 8.11         20,000,000        20,193,400
MSX Intl
   Company Guaranty
     01-15-08                11.38         13,110,000        12,061,200
Oxford Automotive
   Company Guaranty Series D
     06-15-07                10.13          9,540,000         6,117,525
Venture Holdings Trust
   Sr Nts Series B
     07-01-05                 9.50          5,370,000         4,376,550
Total                                                        69,505,539

Beverages & tobacco (0.4%)
Constellation Brands
   Company Guaranty
     08-01-06                 8.63         10,415,000        10,831,600

Building materials & construction (1.3%)
K Hovnanian Enterprises
   Company Guaranty
     10-01-07                10.50          3,300,000         3,456,750
Nortek
   Sr Nts Series B
     03-15-07                 9.25          3,000,000         2,962,500
     09-01-07                 9.13          4,200,000         4,126,500
WCI Communities
   Sr Sub Nts
     02-15-11                10.63         23,235,000(d)     24,396,750
Total                                                        34,942,500

Chemicals (4.0%)
Allied Waste North America
   Company Guaranty Series B
     01-01-09                 7.88         36,450,000        35,721,000
     08-01-09                10.00         10,200,000        10,531,500
Georgia Gulf
     11-15-05                 7.63          4,500,000         4,351,518
Huntsman
   Sr Sub Nts
     07-01-07                 9.50         17,055,000(d)     11,426,850
IMC Global
   Sr Nts
     06-01-08                10.88         15,825,000(d)     16,062,375

See accompanying notes to investments in securities.

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27   ANNUAL REPORT -- 2001

Issuer                       Coupon         Principal          Value(a)
                               rate            amount

Chemicals (cont.)
Lyondell Chemical
   Series B
     05-01-07                 9.88%       $18,900,000       $19,656,000
PMD Group
   Sr Sub Nts
     02-28-11                11.00          6,550,000(d)      6,746,500
Sterling Chemicals
   Company Guaranty Series B
     07-15-06                12.38          5,000,000         3,862,500
Total                                                       108,358,243

Commercial finance (0.3%)
Advance Holding
   Zero Coupon Series B
     04-15-03                13.34         11,200,000(i)      8,946,000

Communications equipment & services (10.5%)
360networks
   (U.S. Dollar) Sr Nts
     05-01-08                13.00         15,385,000(c)      1,692,350
     08-01-09                12.00          9,900,000(c)        990,000
Birch Telecom
   Sr Nts
     06-15-08                14.00         14,000,000         7,700,000
Cable Satisfaction Intl
   (U.S. Dollar)
     03-01-10                12.75          7,565,000(c)      4,614,650
Celcaribe
   Sr Nts
     03-15-04                14.50          6,184,000         4,452,480
Crown Castle Intl
   Sr Nts
     08-01-11                 9.38         15,000,000(d)     14,775,000
Dobson/Sygnet Communications
   Sr Nts
     12-15-08                12.25         16,000,000        16,560,000
EchoStar DBS
   Sr Nts
     02-01-09                 9.38         21,815,000        21,978,612
Equinix
   Sr Nts
     12-01-07                13.00         11,260,000         7,009,350
Fairpoint Communications
   Sr Sub Nts
     05-01-10                12.50          6,400,000         5,792,000
   Sr Sub Nts Series B
     05-01-08                 9.50          7,925,000         6,340,000
Global Telesystems
   (U.S. Dollar) Sr Nts
     12-15-07                11.50         19,560,000(b,c)      415,650
     06-15-08                10.88         15,340,000(b,c)      325,975
GT Group Telecom
     06-30-08                 9.89         20,000,000(l)     15,850,000
   (U.S. Dollar) Zero Coupon Sr Disc Nts
     02-01-05                17.71         23,540,000(c,i)    8,239,000
Horizon PCS
   Zero Coupon Company Guaranty
     10-01-05                14.40         26,625,000(i)     11,049,375
Insight Midwest/Insight Capital
   Sr Nts
     11-01-10                10.50         17,805,000(d)     19,140,375
IPCS
   Zero Coupon Sr Disc Nts
     07-15-05                13.49         14,810,000(i)      6,146,150
NATG Holdings LLC/Orius Capital
   Company Guaranty Series B
     02-01-10                12.75         19,000,000         5,890,000
Nextel Communications
   Sr Nts
     02-01-11                 9.50         18,425,000(d)     14,878,188
Nextel Partners
   Sr Nts
     03-15-10                11.00          4,400,000         3,784,000
NTL
   Sr Nts Series B
     02-01-06                11.50         22,400,000        18,480,000
Price Communications Wireless
   Company Guaranty Series B
     12-15-06                 9.13         36,850,000        38,323,999
Rural Cellular
   Sr Sub Nts Series B
     05-15-08                 9.63         11,375,000        11,033,750
Spectrasite Holdings
   Zero Coupon Sr Disc Nts
     04-15-04                11.67         21,450,000(i)     11,046,750
Telehub Communications
   Zero Coupon Company Guaranty
     07-31-01                13.88         12,000,000(b,h,i)         --
UbiquiTel
   Zero Coupon Company Guaranty
     04-15-05                12.73         21,940,000(i)      9,543,900
Voicestream Wireless/Voicestream Wireless Holdings
   Sr Nts
     11-15-09                10.38         15,799,974        18,051,470
Total                                                       284,103,024

See accompanying notes to investments in securities.

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28   AXP EXTRA INCOME FUND

Issuer                       Coupon         Principal          Value(a)
                               rate            amount

Computers & office equipment (0.8%)
Exodus Communications
   Sr Nts
     07-01-08                11.25%        $4,000,000        $2,640,000
     07-15-10                11.63          7,600,000         5,054,000
Globix
   Sr Nts
     02-01-10                12.50         38,375,000        14,198,750
Total                                                        21,892,750

Energy (2.7%)
AES Drax Energy
   (U.S. Dollar)
     08-30-10                11.50          3,200,000(c,g)    3,480,000
Calpine Canada Energy Finance
   (U.S. Dollar) Company Guaranty
     05-01-08                 8.50         20,000,000(c)     19,823,600
Energy Corp of America
   Sr Sub Nts Series A
     05-15-07                 9.50         14,900,000        12,292,500
Grant Prideco
   Sr Nts
     12-01-07                 9.63         19,500,000(d)     20,670,000
Hurricane Hydrocarbons
   (U.S. Dollar) Sr Nts
     12-31-01                16.00          2,117,160(b,c,d)  2,027,181
Ocean Energy
   Company Guaranty Series B
     07-01-08                 8.38         14,000,000        14,775,880
Total                                                        73,069,161

Energy equipment & services (0.2%)
SESI LLC
   Company Guaranty
     05-15-11                 8.88          4,450,000(d)      4,561,250

Financial services (1.9%)
AOA Holdings LLC
   Sr Nts
     06-01-06                10.38         15,500,000        14,880,000
CSC Holdings
   Sr Nts
     04-01-11                 7.63         10,000,000(d)      9,710,200
Indah Kiat Finance Mauritius
   (U.S. Dollar) Company Guaranty
     07-01-07                10.00         11,520,000(b,c)    2,534,400
LaBranche
   Sr Nts
     08-15-04                 9.50          3,030,000         3,176,470
   Sr Sub Nts
     03-02-07                12.00         15,900,000        18,126,000
SBA Communications
   Sr Nts
     02-01-09                10.25          3,000,000(d)      2,940,000
Total                                                        51,367,070

Food (1.1%)
Aurora Foods
   Sr Sub Nts Series D
     02-15-07                 9.88         16,800,000        15,036,000
Del Monte
   Sr Sub Nts
     05-15-11                 9.25          8,400,000(d)      8,599,500
RAB Enterprises
   Company Guaranty
     05-01-05                10.50          9,600,000         6,540,000
Total                                                        30,175,500

Furniture & appliances (0.4%)
Sealy Mattress
   Sr Sub Nts
     12-15-07                 9.88         10,775,000(d)     10,801,938

Health care services (4.0%)
DaVita
   Company Guaranty
     04-15-11                 9.25          5,600,000(d)      5,824,000
HCA-The Healthcare
     05-20-08                 7.25          1,600,000         1,556,000
     09-01-10                 8.75         20,875,000        22,075,313
     02-01-11                 7.88         13,000,000        13,065,000
Magellan Health Services
   Sr Nts
     11-15-07                 9.38          5,600,000(d)      5,684,000
   Sr Sub Nts
     02-15-08                 9.00          8,125,000         7,678,125
Manor Care
   Sr Nts
     03-01-08                 8.00          8,025,000(d)      8,197,698
Omnicare
   Sr Sub Nts
     03-15-11                 8.13         10,500,000(d)     10,710,000
Paracelsus Healthcare
   Sr Sub Nts
     08-15-06                10.00         26,275,000(b)      8,670,750
Physician Sales & Service
   Company Guaranty
     10-01-07                 8.50          9,350,000         8,321,500
Triad Hospitals
   Sr Nts
     05-01-09                 8.75         17,555,000(d)     17,993,875
Total                                                       109,776,261

See accompanying notes to investments in securities.

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29   ANNUAL REPORT -- 2001

Issuer                       Coupon         Principal          Value(a)
                               rate            amount

Household products (0.4%)
Revlon Consumer Products
   Sr Nts
     02-01-06                 8.13%       $15,000,000       $11,700,000

Industrial equipment & services(0.7%)
Motors & Gears
   Sr Nts Series D
     11-15-06                10.75         19,460,000        19,070,800

Insurance (0.6%)
Americo Life
   Sr Sub Nts
     06-01-05                 9.25         16,875,000        16,664,063

Leisure time & entertainment (7.8%)
Alliance Atlantis Communications
   (U.S. Dollar) Sr Sub Nts
     12-15-09                13.00         10,750,000(c)     11,569,688
Choctaw Resort Development Enterprises
   Sr Nts
     04-01-09                 9.25         12,175,000(d)     12,540,250
Cinemark USA
   Sr Sub Nts Series B
     08-01-08                 9.63          4,285,000         3,663,675
Coast Hotels & Casino
   Company Guaranty
     04-01-09                 9.50         23,460,000        24,163,800
Hammons (JQ) Hotels
   1st Mtge
     02-15-04                 8.88         17,800,000        17,577,500
Harrahs Entertainment
     12-15-05                 7.88          8,000,000         8,090,000
Horseshoe Gaming Holdings
   Company Guaranty Series B
     05-15-09                 8.63          8,175,000         8,297,625
Horseshoe Gaming LLC
   Company Guaranty Series B
     06-15-07                 9.38          6,825,000         7,234,500
Icon Health & Fitness
   Company Guaranty
     09-27-05                12.00          5,550,000(d)      3,330,000
Isle of Capri Casinos/Capital
   1st Mtge Series B
     08-31-04                13.00         20,850,000        22,622,250
Lodgenet Entertainment
   Sr Nts
     12-15-06                10.25          5,000,000         5,025,000
Premier Cruises
   Sr Nts
     03-15-08                11.00         11,000,000(b,d,h)         --
Six Flags
   Sr Nts
     04-01-06                 9.25         10,000,000        10,287,500
     06-15-07                 9.75         13,650,000        14,127,750
     02-01-09                 9.50          5,740,000(d)      5,955,250
Station Casinos
   Sr Sub Nts
     07-01-10                 9.88         11,070,000        11,554,313
Steinway Musical Instruments
   Sr Nts
     04-15-11                 8.75          8,600,000(d)      8,772,000
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
     05-01-06                11.25         42,180,000        27,891,524
United Artists Theatres
   Series 1995A
     07-01-15                 9.30         12,555,535        10,672,205
Total                                                       213,374,830

Media (11.4%)
Adelphia Communications
   Sr Nts
     10-01-10                10.88         14,550,000        15,350,250
Australis Holdings
   (U.S. Dollar) Sr Disc Nts
     11-01-02                15.00         17,753,000(b,c)       30,890
Australis Media
   (U.S. Dollar)
     05-15-03                15.75         43,500,000(b,c)      435,000
   (U.S. Dollar) Sr Disc Nts
     05-15-03                15.75            469,560(b,c)           42
Benedek Communications
   Sr Disc Nts
     05-15-06                13.25          8,500,000         5,015,000
CanWest Media
   (U.S. Dollar) Sr Sub Nts
     05-15-11                10.63         15,605,000(c,d)   15,936,606
Charter Communications Holdings LLC
   Sr Nts
     11-15-09                 9.63         12,850,000(d)     13,042,750
Charter Communications Holdings/ Charter Capital
   Sr Nts
     04-01-09                10.00         20,900,000        21,527,000
     10-01-09                10.75          8,400,000         8,925,000
     01-15-10                10.25          7,850,000         8,085,500
Charter Communications LLC/Capital
   Zero Coupon Sr Disc Nts
     04-01-04                14.16         14,650,000(i)     10,255,000
See accompanying notes to investments in securities.
-------------------------------------------------------------------------------
30   AXP EXTRA INCOME FUND

Issuer                   Coupon             Principal           Value(a)
                           rate                amount

Media (cont.)
Coaxial Communications/Phoenix
   Company Guaranty
     08-15-06                10.00%       $16,585,000        $16,709,388
Cumulus Media
   Company Guaranty
     07-01-08                10.38         12,885,000         12,885,000
Golden Sky Systems
   Company Guaranty Series B
     08-01-06                12.38         11,165,000         10,941,700
MDC
   (U.S. Dollar) Sr Sub Nts
     12-01-06                10.50         16,350,000(c)      15,042,000
MediaCom LLC/Capital
   Sr Nts
     01-15-13                 9.50         11,200,000(d)      10,794,000
Nexstar Finance LLC
   Sr Sub Nts
     04-01-08                12.00          6,850,000(d)       7,072,625
Paxson Communications
   Sr Sub Nts
     10-01-02                11.63         15,100,000         15,288,750
Pegasus Communications
   Sr Nts Series B
     10-15-05                 9.63          9,500,000          8,930,000
Pegasus Media & Communications
   Series B
     07-01-05                12.50         21,550,000         21,819,374
Radio Unica
   Zero Coupon Company Guaranty
     08-01-02                11.74          5,645,000(i)       3,302,325
Regional Independent Medical
   (U.S. Dollar) Sr Nts
     07-01-08                10.50         15,200,000(c)      15,352,000
Sinclair Broadcasting Group
   Company Guaranty
     07-15-07                 9.00         11,500,000         11,040,000
Telemundo Holdings
   Zero Coupon Sr Disc Nts Series B
     08-15-03                11.50         12,000,000(i)       9,240,000
TeleWest Communications
   (U.S. Dollar) Sr Nts
     11-01-08                11.25          8,000,000(c)       7,880,000
   (U.S. Dollar) Zero Coupon Sr Disc Nts
     04-15-04                 8.96         13,725,000(c,i)     7,622,865
Telewest Finance
   (U.S. Dollar) Cv Company Guaranty
     07-07-05                 6.00          8,400,000(c,d)     6,599,149
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
     03-01-02                10.00         10,939,556(b,c,k,l)10,939,556
WRC Media/Weekly Read/Compass
   Sr Sub Nts
     11-15-09                12.75         11,610,000         11,029,500
XM Satellite Radio
     03-15-10                14.00         10,750,000          7,202,500
Total                                                        308,293,770

Metals (2.4%)
AK Steel
   Sr Nts
     12-15-06                 9.13         10,000,000         10,250,000
Great Lakes Carbon
   Company Guaranty Pay-in-kind Series B
     05-15-08                10.25         22,075,000(k)      13,024,250
Kaiser Aluminum & Chemical
   Sr Nts Series B
     10-15-06                10.88          9,590,000          9,254,350
   Sr Sub Nts
     02-01-03                12.75          4,000,000          3,600,000
Maxxam Group Holdings
   Sr Nts Series B
     08-01-03                12.00         19,850,000         16,872,500
Oregon Steel Mills
   1st Mtge
     06-15-03                11.00         12,940,000(f)      12,163,600
WCI Steel
   Sr Nts Series B
     12-01-04                10.00          1,600,000          1,056,000
Total                                                         66,220,700

Miscellaneous (6.9%)
Actuant
   Company Guaranty
     05-01-09                13.00          3,175,000          3,190,875
Adams Outdoor Advertising LP
   Sr Nts
     03-15-06                10.75         16,775,000         17,383,094
Advanced Glassfiber Yarn
   Sr Sub Nts
     01-15-09                 9.88         10,465,000          8,999,900
Alliance Imaging
   Sr Sub Nts
     04-15-11                10.38          6,150,000(d)       6,349,875
Argo-Tech
   Company Guaranty Series D
     10-01-07                 8.63          8,308,000          7,311,040
Bistro Trust
     12-31-02                 9.50         10,000,000(d)       8,134,100

See accompanying notes to investments in securities.

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31   ANNUAL REPORT -- 2001

Issuer                   Coupon             Principal          Value(a)
                           rate                amount

Miscellaneous (cont.)
Centaur Mining & Exploration
   (U.S. Dollar) Company Guaranty
     12-01-07                11.00%        $6,825,000(b,c)     $716,625
Consolidated Container LLC/Consolidated Container Capital
     07-15-09                10.13         15,900,000        15,860,250
ECM Funding LP
     06-10-02                11.92          1,078,342(l)        948,941
Falcon Products
   Company Guaranty Series B
     06-15-09                11.38         10,250,000         9,711,875
ISG Resources
     04-15-08                10.00         15,220,000         7,610,000
Meritage
   Sr Nts
     06-01-11                 9.75          7,640,000(d)      7,773,700
Nationwide Credit
   Sr Nts Series A
     01-15-08                10.25          6,040,000         1,751,600
NSM Steel
   Company Guaranty
     02-01-06                12.00         10,375,000(b,d)      415,000
     02-01-08                12.25         11,700,000(b,d)      234,000
Omega Cabinets
   Sr Sub Nts
     06-15-07                10.50          8,509,000         8,764,270
Outsourcing Solutions
   Sr Sub Nts Series B
     11-01-06                11.00         37,395,000        29,916,000
Park-Ohio Inds
   Sr Sub Nts
     12-01-07                 9.25         19,025,000        15,029,750
Poland Telecom Finance
   (U.S. Dollar) Company Guaranty Series B
     12-01-07                14.00         13,200,000(b,c)      132,000
Resolution Performance
   Sr Sub Nts
     11-30-08                10.37          9,260,714(d)      9,353,321
     11-15-10                13.50          8,425,000(d)      9,183,250
SC Intl
     09-01-07                 9.25         16,860,000        17,871,600
Stellex Technologies
   Sr Sub Nts Series B
     11-01-07                 9.50         11,450,000(b)        572,500
Total                                                       187,213,566

Multi-industry conglomerates (1.2%)
Communications & Power Inds
   Sr Sub Nts Series B
     08-01-05                12.00          7,095,000         3,831,300
Jordan Inds
   Sr Nts Series D
     08-01-07                10.38         18,460,000        16,060,200
   Zero Coupon Sr Sub Debs Series B
     04-01-02                11.75         17,692,251(i)      9,730,738
Metromedia Intl Group
   Zero Coupon Sr Disc Nts Series B
     03-30-02                 7.61          4,516,000(i)      2,574,120
Prime Succession
   Sr Sub Nts
     08-15-04                10.75         13,475,000(b)      1,617,000
Total                                                        33,813,358

Paper & packaging (3.8%)
Berry Plastics
   Company Guaranty Series B
     07-15-07                11.00          6,400,000         5,952,000
Company Guaranty Series C
     04-15-04                12.25          5,650,000         5,621,750
   Sr Sub Nts
     04-15-04                12.25          4,360,000         4,338,200
BPC Holding
   Sr Nts Series B
     06-15-06                12.50         14,242,946         9,685,203
Crown Paper
   Sr Sub Nts
     09-01-05                11.00         29,470,000(b)        589,400
Doman Inds
   (U.S. Dollar) Company Guaranty
     07-01-04                12.00          4,750,000(c)      4,916,250
   (U.S. Dollar) Sr Nts Series B
     11-15-07                 9.25         14,745,000(c)      8,847,000
Fibermark
   Sr Nts
     04-15-11                10.75          3,150,000(d)      3,197,250
Packaging Corp of America
   Company Guaranty
     04-01-09                 9.63          9,905,000        10,647,875
Riverwood Intl
   Company Guaranty
     08-01-07                10.63          7,500,000         7,725,000
   Company Guaranty Sr Nts
     04-01-06                10.25          9,250,000         9,435,000
Silgan Holdings
     06-01-09                 9.00         17,730,000        18,084,600
Stone Container
   Sr Nts
     08-01-16                12.58         12,600,000        13,293,000

See accompanying notes to investments in securities.

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32   AXP EXTRA INCOME FUND

Issuer                   Coupon             Principal          Value(a)
                           rate                amount

Paper & packaging (cont.)
Tjiwi Kimia Intl
   (U.S. Dollar) Company Guaranty
     08-01-01                13.25%        $7,000,000(b,c)   $1,120,000
Total                                                       103,452,528

Real estate investment trust (0.9%)
Meristar Hospitality
   Sr Nts
     01-15-08                 9.00         10,850,000(d)     11,012,750
     01-15-11                 9.13         13,625,000(d)     14,033,750
Total                                                        25,046,500

Restaurants & lodging (3.3%)
BOCA Resorts
   Company Guaranty
     04-15-09                 9.88         11,800,000        11,918,000
Domino's
   Company Guaranty Series B
     01-15-09                10.38         10,225,000        10,429,500
MGM Mirage
   Company Guaranty
     09-15-10                 8.50         12,500,000        13,007,375
Park Place Entertainment
   Sr Sub Nts
     09-15-08                 8.88          9,100,000         9,509,500
     05-15-11                 8.13         26,250,000(d)     26,053,125
Prime Hospitality
   Sr Sub Nts Series B
     04-01-07                 9.75         18,700,000        18,980,500
Total                                                        89,898,000

Retail (1.7%)
Dairy Mart Convenience Stores
   Company Guaranty Series B
     03-15-04                10.25          6,250,000         3,875,000
   Sr Sub Nts
     03-15-04                10.25         17,675,000        10,958,500
Eye Care Centers of America
   Company Guaranty
     05-01-08                 9.13          7,525,000         3,085,250
Flooring America
   Company Guaranty
     10-15-07                 9.25          9,245,000(b)         69,338
Levi Strauss
   Sr Nts
     01-15-08                11.63         13,785,000        13,785,000
Rite Aid
     09-15-02                10.50         15,000,000(d)     15,487,500
Total                                                        47,260,588

Textiles & apparel (0.2%)
Galey & Lord
   Company Guaranty
     03-01-08                 9.13         12,865,000         6,689,800

Transportation (0.6%)
American Architectural
   Company Guaranty
     12-01-07                11.75         12,900,000(b)      3,096,000
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
     06-15-04                 9.25          3,500,000(b,c)    1,470,000
     06-15-07                 9.50          5,000,000(b,c)    2,100,000
Interpool
     08-01-07                 7.35         10,000,000         8,800,000
Total                                                        15,466,000

Utilities -- electric (0.9%)
AES
   Sr Nts
     12-15-02                 8.75         20,000,000        20,350,000
Pacific Gas & Electric
   1st Mtge Series 1992B
     05-01-25                 8.38          1,600,000         1,328,000
   1st Mtge Series 1993C
     08-01-03                 6.25            800,000           688,000
Southern California Edison
   1st Refunding Mtge
     09-01-04                 5.88          2,400,000         2,040,000
Total                                                        24,406,000

Utilities -- gas (0.2%)
El Paso Energy Partners
   Company Guaranty
     06-01-11                 8.50          4,125,000(d)      4,176,563

Utilities -- telephone (5.8%)
Adelphia Business Solutions
   Sr Nts Series B
     09-01-04                12.25         21,000,000        17,535,000
Allegiance Telecom
   Sr Nts
     05-15-08                12.88          1,600,000         1,488,000
   Zero Coupon Sr Disc Nts Series B
     02-15-03                12.01         23,410,000(i)     14,514,200
COLT Telecom Group
   (U.S. Dollar) Zero Coupon Sr Disc Nts
     12-15-01                 9.52          6,900,000(c,i)    6,900,000
Dobson Communications
   Sr Nts
     07-01-10                10.88          6,600,000         6,748,500

See accompanying notes to investments in securities.

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33   ANNUAL REPORT -- 2001

Issuer                   Coupon             Principal          Value(a)
                           rate                amount

Utilities -- telephone (cont.)
Geotek Communications
   Escrow Cv Sr Sub Nts
     02-15-02                    0%        $4,135,000(b,h,l)        $--
Global Crossing Holdings
   (U.S. Dollar) Sr Sub Deb
     08-01-07                 8.70         10,400,000(c,d)    9,412,000
Intermedia Communications
   Sr Disc Nts
     05-15-06                12.50          4,000,000         3,960,000
   Zero Coupon Sr Disc Nts Series B
     07-15-02                11.08         26,065,000(i)     23,197,850
ITC Deltacom
   Sr Nts
     03-01-08                 8.88         10,465,000         6,697,600
     11-15-08                 9.75          4,500,000         2,970,000
McLeod USA
   Sr Nts
     03-15-08                 8.38            980,000           646,800
     11-01-08                 9.50          5,000,000         3,400,000
     02-15-09                 8.13         16,855,000        10,787,200
Metromedia Fiber Network
   Sr Nts
     12-15-09                10.00         11,770,000         6,591,200
PSINet
   Sr Nts
     12-01-06                10.50         27,265,000(b)      2,590,175
     08-01-09                11.00          5,000,000(b)        450,000
RSL Communications
   (U.S. Dollar) Company Guaranty
     11-15-06                12.25         29,867,000(b,c)      522,673
United Pan-Europe Communications
   (U.S. Dollar) Sr Nts Series B
     08-01-09                10.88         18,200,000(c)     10,010,000
     11-01-09                11.25          8,500,000(c)      4,696,250
     02-01-10                11.25          8,190,000(c)      4,545,450
     02-01-10                11.50          5,550,000(c)      3,080,250
Williams Communications Group
   Sr Nts
     08-01-10                11.88         23,700,000        13,094,250
XO Communications
   Sr Nts
     10-01-07                 9.63            800,000           336,000
     06-01-09                10.75          7,740,000         3,483,000
Total                                                       157,656,398

Total bonds
(Cost: $2,657,209,068)                                   $2,210,611,223

Common stocks (0.6%)(b)
Issuer                                     Shares              Value(a)
Arena Brands                              111,111(l)         $2,777,776
Aurora Foods                              441,087(l)          2,337,761
Communications & Power Inds                 3,500(l)             17,500
Gaylord Container Cl A                  1,000,000             1,020,000
Gemini Inds                               245,278(l)            450,000
Genesys ADR                               152,830(c)          2,069,315
Globix                                     47,212               142,108
Intermedia Communications                   6,937               118,415
PhoneTel Technologies                   1,786,000(j)            218,785
Premier Holdings                          814,645(l)              8,146
Wilshire Financial
     Services Group                     2,412,000(j)          5,427,000
WorldCom                                  150,000             2,676,000
WRC Media                                  13,543(l)                135
Total common stocks
(Cost: $87,934,388)                                         $17,262,941

Preferred stocks & other (12.0%)
Issuer                                     Shares              Value(a)
Adelphia Communications
     13.00% Cm Series B                    66,000            $6,633,000
American Restaurant Group
     12.00% Pay-in-kind Series B              355(k)             35,500
Australis Holdings
     Warrants                              13,400(c)                134
Benedek Communications
     Warrants                              70,000               140,000
Bestel
     Warrants                               4,000               480,000
Birch Telecom
     Warrants                              14,000               140,000
Cable Satisfaction Intl
     Warrants                               7,565(c)                 76
Century Maintenance
     13.25% Pay-in-kind Series C          187,899(k)         14,937,971
Citadel Broadcasting
     13.25% Cm Pay-in-kind
     Series B                              40,121(k)          4,894,762
Communications & Power Inds
     14.00% Pay-in-kind Series B          251,884 (k)        10,610,610
CSC Holdings
     11.13% Cm Pay-in-kind
     Series M                             399,940 (k)        43,843,423
     11.75% Cm Series H                   181,976            20,062,854
Dairy Mart
     Warrants                             311,333 (l)             3,113
Dobson Communications
     13.00% Pay-in-kind                    11,538(k)         10,946,678
Earthwatch
     12.00% Cv Series C                   357,031               806,890

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
34   AXP EXTRA INCOME FUND

Issuer                                     Shares              Value(a)
GT Group Telecom
     Warrants                              23,540              $740,757
HF Holdings
     Warrants                              53,125                53,125
Horizon PCS
     Warrants                              26,625               519,188
Hosiery Corp of America
     Warrants                              10,000                 1,000
Intermedia Communications
     13.50% Pay-in-kind Series B           23,404 (k)        23,872,080
IPCS
     Warrants                              14,810               296,200
Nextel Communications
     11.13% Pay-in-kind Series E           16,602 (k)         9,961,200
     13.00% Cm Pay-in-kind
     Series D                              26,474 (k)        18,002,320
NSM Steel
     Warrants                           7,407,184(d)                  7
NTL
     13.00% Pay-in-kind Series B           33,383 (k)        22,992,541
Paxson Communications
     12.50% Cm Pay-in-kind
     Exchangeable                          30,835 (k)        30,218,300
Pegasus Satellite
     12.75% Cm Pay-in-kind
     Series AI                             15,920 (k)        15,124,000
PLD Telekom
     Warrants                               8,000                   240
Poland Telecom
     Warrants                              13,200(c,d,h)             --
RSL Communications
     Warrants                               9,500                   570
Rural Cellular
     12.25% Pay-in-kind                    23,261 (k)        19,655,545
SGW Holding
     12.50% Cm Pay-in-kind Series B       173,887 (k,l)       1,738,869
     Cv Series A                           87,091(l)            435,455
     Warrants                               2,750 (l)             2,750
Sinclair Capital
     11.63% Cm                            140,000            13,037,500
Telehub Communications
     Warrants                              12,000 (h)                --
UbiquiTel
     Warrants                              21,940               219,400
Varde Fund V LP                        25,000,000(l,m)       25,951,999
Wayland Investment
     Fund LLC                          26,000,000(l,m)       26,644,020
XM Satellite Radio
     Warrants                              10,750                94,063
XO Communications
     13.50% Pay-in-kind Series E           16,520 (k)         1,982,400

Total preferred stocks & other
(Cost: $402,772,110)                                       $325,078,540

Short-term securities (1.8%)
Issuer               Annualized                Amount          Value(a)
                  yield on date            payable at
                    of purchase              maturity

U.S. government agencies (0.5%)
Federal Home Loan Bank Disc Nt
     06-22-01                 4.24%        $4,300,000        $4,288,885
Federal Home Loan Mtge Corp Disc Nt
     07-17-01                 3.93          1,800,000         1,790,811
Federal Natl Mtge Assn Disc Nt
     06-07-01                 4.87          6,500,000         6,493,705
Total                                                        12,573,401

Commercial paper (1.3%)
Charta
     08-21-01                 3.96          3,000,000(e)      2,972,667
Electronic Data Systems
     06-04-01                 4.79          8,400,000(e)      8,395,530
     06-11-01                 4.17          3,100,000(e)      3,096,059
Falcon Asset
     06-14-01                 4.79         17,100,000(e)     17,066,689
McDonalds
     06-05-01                 4.00            600,000           599,667
Windmill Funding
     06-06-01                 4.94          5,000,000(e)      4,995,916
Total                                      37,126,528

Total short-term securities
(Cost: $49,708,512)                                         $49,699,929

Total investments in securities
(Cost: $3,197,624,078)(n)                                $2,602,652,633

See accompanying notes to investments in securities.

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35   ANNUAL REPORT -- 2001

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of May 31, 2001, the value of foreign securities represented 7.61% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Security is partially or fully on loan. See Note 4 to the financial statements.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2001.

(h)  Negligible market value.

(i) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(j) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended May 31, 2001 are as follows:


Issuer                   Beginning         Purchase       Sales       Ending      Dividend      Value(a)
                           cost              cost         cost         cost        income
---------------------------------------------------------------------------------------------------------
PhoneTel
 Technologies           $23,769,375           $--          $--      $23,769,375      $--       $  218,785
Wilshire Financial
 Services Group          25,203,750            --           --       25,203,750       --        5,427,000
---------------------------------------------------------------------------------------------------------
Total                   $48,973,125           $--          $--      $48,973,125      $--       $5,645,785
---------------------------------------------------------------------------------------------------------

(k) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

-------------------------------------------------------------------------------
36   AXP EXTRA INCOME FUND

(l)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at May 31, 2001, is as follows:

     Security                                    Acquisition           Cost
                                                    dates
--------------------------------------------------------------------------------
     Arena Brands
         Common                                   09-03-92       $ 5,888,888
     Aurora Foods
         Common                                   10-17-00         1,102,717
     Communications & Power Inds
         Common                                   08-17-95           350,000
     Dairy Mart
         Warrants                                 11-28-95           239,401
     ECM Funding LP
         11.92% 2002                    04-13-92 thru 12-10-99     1,078,342
     Exide
         9.85% 2005                               01-15-01         4,373,791
     GT Group Telecom
         9.89% 2008                               02-09-01        15,851,750
     Gemini Inds
         Common                         12-23-96 thru 10-22-99    13,554,000
     Geotek Communications
         0% 2002                                  08-26-00                --
     Premier Holdings
         Common                                   07-19-99        10,706,600
     SGW Holdings
         12.50% Pay-in-kind Series B    08-12-97 thru 05-08-01     2,821,729
         Cv Series A                              08-12-97           899,998
         Warrants                                 08-12-97           867,900
     Varde Fund V LP                    04-27-00 thru 06-19-00    25,000,000
     Veninfotel
         (U.S. Dollar) 10.00%
         Cv Pay-in-kind 2002               03-05-97 thru 03-09-00 10,939,556
     WRC Media
         Common                            05-30-00 thru 10-05-00      3,485
     Wayland Investment Fund LLC               05-17-00           28,911,480

(m)  The  share  amount  for  Limited  Liability   Companies  (LLC)  or  Limited
     Partnerships (LP) represents capital contributions.

(n) At May 31, 2001, the cost of securities for federal income tax purposes was $3,203,241,964 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $  75,807,897
     Unrealized depreciation                                 (676,397,228)
     ------------------------------------------------------------------------
     Net unrealized depreciation                            $(600,589,331)
     ------------------------------------------------------------------------

--------------------------------------------------------------------------------
37   ANNUAL REPORT -- 2001

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Extra Income Fund, Inc.

Fiscal year ended May 31, 2001

Class A
Income distributions taxable as dividend income, 11.89% qualifying for deduction by corporations.

Payable date                                                  Per share
June 21, 2000                                                  $0.03259
July 24, 2000                                                   0.03570
Aug. 24, 2000                                                   0.03364
Sept. 21, 2000                                                  0.03340
Oct. 24, 2000                                                   0.03067
Nov. 21, 2000                                                   0.02955
Dec. 20, 2000                                                   0.03238
Jan. 26, 2001                                                   0.03070
Feb. 26, 2001                                                   0.02911
March 26, 2001                                                  0.03055
April 26, 2001                                                  0.03259
May 24, 2001                                                    0.02803
Total distributions                                            $0.37891


Class B
Income distributions taxable as dividend income, 11.89% qualifying for deduction by corporations.

Payable date                                                  Per share
June 21, 2000                                                  $0.03056
July 24, 2000                                                   0.03332
Aug. 24, 2000                                                   0.03143
Sept. 21, 2000                                                  0.03141
Oct. 24, 2000                                                   0.02837
Nov. 21, 2000                                                   0.02768
Dec. 20, 2000                                                   0.03053
Jan. 26, 2001                                                   0.02831
Feb. 26, 2001                                                   0.02704
March 26, 2001                                                  0.02870
April 26, 2001                                                  0.03061
May 24, 2001                                                    0.02623
Total distributions                                            $0.35419

-------------------------------------------------------------------------------
38   AXP EXTRA INCOME FUND

Class C
Income distributions taxable as dividend income, 11.89% qualifying for deduction by corporations.

Payable date                                                  Per share
July 24, 2000                                                  $0.03177
Aug. 24, 2000                                                   0.03157
Sept. 21, 2000                                                  0.03142
Oct. 24, 2000                                                   0.02835
Nov. 21, 2000                                                   0.02765
Dec. 20, 2000                                                   0.03050
Jan. 26, 2001                                                   0.02830
Feb. 26, 2001                                                   0.02906
March 26, 2001                                                  0.02864
April 26, 2001                                                  0.03053
May 24, 2001                                                    0.02618
Total distributions                                            $0.32397

Class Y
Income distributions taxable as dividend income, 11.89% qualifying for deduction by corporations.

Payable date                                                  Per share
June 21, 2000                                                  $0.03304
July 24, 2000                                                   0.03622
Aug. 24, 2000                                                   0.03413
Sept. 21, 2000                                                  0.03384
Oct. 24, 2000                                                   0.03117
Nov. 21, 2000                                                   0.02996
Dec. 20, 2000                                                   0.03280
Jan. 26, 2001                                                   0.03123
Feb. 26, 2001                                                   0.02954
March 26, 2001                                                  0.03094
April 26, 2001                                                  0.03302
May 24, 2001                                                    0.02842
Total distributions                                            $0.38431

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39   ANNUAL REPORT -- 2001

AXP Extra Income Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

                                                            PRSRT STD AUTO
                                                             U.S. POSTAGE
                                                                 PAID
                                                               AMERICAN
                                                                EXPRESS
Ticker Symbol
Class A: INEAX       Class B: IEIBX
Class C: N/A         Class Y: N/A


This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                              S-6370 U (7/01)